SHARE-BASED COMPENSATION - Narrative (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 16, 2022	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2025	Jan. 01, 2024	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, exercise price range, lower range limit (in dollars per share)					$ 12.00		$ 12.00
Option, exercise price range, upper range limit (in dollars per share)					26.00		26.00
Weighted average grant date fair value of options granted (in dollars per share)					$ 7.73	$ 6.98	$ 6.98	$ 6.70	$ 6.52
Total intrinsic value of options exercised					$ 18,300,000	$ 6,400,000	$ 6,600,000	$ 2,300,000	$ 5,600,000
Share-based compensation expense unrecognized			$ 27,400,000		$ 27,400,000		$ 18,017,000	$ 15,472,000	11,670,000
2022 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)	10,000,000									18,852,332	15,658,356
Annual increase in number of shares authorized as percentage of outstanding stock, maximum	5.00%
Employee And Director Stock Incentive Plans
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant (in shares)			23,761,042		23,761,042		24,682,754	26,354,574
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period					5 years		5 years
Expiration period					10 years		10 years
Share-based compensation expense recognized			$ 4,200,000	$ 3,600,000	$ 10,200,000	9,100,000	$ 12,309,000	$ 12,474,000	$ 11,151,000
Weighted average period of unrecognized share-based compensation cost					2 years 2 months 1 day		1 year 10 months 17 days	2 years 7 days	1 year 8 months 26 days
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense recognized			21,300,000	7,500,000	$ 33,900,000	21,300,000	$ 28,000,000.0	$ 12,700,000	$ 7,900,000
Weighted average period of unrecognized share-based compensation cost					9 months 7 days
Total fair value of equity instruments other than options			52,400,000	$ 29,000,000	$ 52,400,000	$ 29,000,000
Fair value of equity instruments other than options vested in period							$ 30,800,000	$ 9,800,000
Equity instruments other than options, vested in period (in shares)					2,284,040		1,476,930	443,552	162,500
Unrecognized compensation costs, excluding options			$ 13,400,000		$ 13,400,000		$ 38,400,000
Unvested shares outstanding (in shares)			1,588,455		1,588,455		3,476,663	4,512,376	2,957,190			2,781,117
Weighted average grant date fair value (in dollars per share)			$ 18.74		$ 18.74		$ 18.85	$ 17.42	$ 16.94			$ 15.64
Restricted Stock | IPO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of equity instruments other than options vested in period					$ 46,800,000
Equity instruments other than options, vested in period (in shares)					2,035,000
Restricted Stock, Performance-Based Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense recognized		$ 11,900,000
Unrecognized compensation costs, excluding options			$ 1,400,000		$ 1,400,000		$ 12,400,000
Restricted Stock, Performance-Based Awards | 2010 and 2011
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense recognized			3,800,000		3,800,000		0	$ 0	$ 0
Total fair value of equity instruments other than options		16,400,000
Unrecognized compensation costs, excluding options							$ 3,800,000
Unvested shares outstanding (in shares)							714,310	714,310
Weighted average grant date fair value (in dollars per share)							$ 9.82	$ 9.82
Restricted Stock, Time-Based Service Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense recognized		$ 7,200,000
Weighted average period of unrecognized share-based compensation cost							1 year 29 days
Unrecognized compensation costs, excluding options			$ 11,900,000		$ 11,900,000		$ 26,000,000.0